NATURE OF OPERATIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
NATURE OF OPERATIONS
NATURE OF OPERATIONS

1. NATURE OF OPERATIONS

iCoreConnect Inc. (formerly known as FG Merger Corp) (collectively with its subsidiary, the “Company”), a Delaware Corporation, is a cloud-based software and technology company focused on increasing workflow productivity and customer profitability through its enterprise platform of applications and services.

Prior to August 25, 2023, the Company was a special purpose acquisition company formed for the purpose of entering into a merger, amalgamation, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses or entities. On August 25, 2023 (the “Closing Date”), the Company consummated the business combination contemplated by the Merger Agreement and Plan of Reorganization by and among FG Merger Corp, a special purpose acquisition company incorporated in Delaware (“FGMC”), FG Merger Sub, Inc., a Nevada corporation and wholly owned subsidiary of FGMC (“Merger Sub”), and iCoreConnect Inc., a Nevada corporation(“iCore”), dated as of January 5, 2023 (“Merger Agreement”). Pursuant to the terms of the Merger Agreement, a business combination between FGMC and iCore. was affected through the merger of Merger Sub with and into iCore, with iCore. surviving the merger as a wholly owned subsidiary of FGMC. On the Closing Date, FGMC was renamed “iCoreConnect Inc.” and the previous iCoreConect Inc. was renamed “iCore Midco, Inc.” (“Old iCore”).

Business Combinations

On January 1, 2024 the Company completed the acquisitions for substantial all the assets of (a)Ally Commerce, Inc. dba FeatherPay; (b) Verifi Dental, Limited; and (c) Teamworx LLC which are all accounted for as asset acquisitions. On September 1, 2023, the Company completed the acquisitions for substantially all of the assets of Preferred Dental Development, LLC which was accounted for as an asset acquisition.

Going Concern and Liquidity

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates continuity of operations, realization of assets, and liquidation of liabilities in the normal course of business.

For the three months ended March 31, 2024, the Company generated an operating loss of $3,042,185. In addition, at March 31, 2024, the Company has an accumulated deficit, and net working capital deficit of $120,209,729 and $10,906,674 respectively. The Company’s activities were primarily financed through private placements of equity securities and issuance of debt. The Company intends to raise additional capital through the issuance of debt and/or equity securities to fund its operations. The Company is reliant on future fundraising to finance operations in the near future. Such financings may not be available on terms satisfactory to the Company, if at all. In light of these matters, there is substantial doubt that the Company will be able to continue as a going concern for a period of 12 months from the issuance date of these financial statements.

Currently, management intends to develop an improved healthcare communications system and intends to develop alliances with strategic partners to generate revenues that will sustain the Company. While management believes in the viability of its strategy to increase revenues and in its ability to raise additional funds, there can be no assurances to that effect. Management’s ability to continue as a going concern is ultimately dependent upon its ability to continually increase the Company’s customer base and realize increased revenues from signed contracts. The financial statements do not include any adjustments related to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

1. NATURE OF OPERATIONS

iCoreConnect Inc., (the “Company”), a Delaware Corporation, is a cloud-based software and technology company focused on increasing workflow productivity and customer profitability through its enterprise platform of applications and services.